Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Feb. 09, 2013	Jun. 01, 2012	Dec. 31, 2011	Aug. 05, 2011	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Rent expense					$ 158	$ 84
Payment for security deposits					38	21
Security deposit			21		31	21
MPM Heartland House, LLC [Member]
Loss Contingencies [Line Items]
Rent payments					26	8
MPM Heartland House, LLC [Member] | Monthly [Member]
Loss Contingencies [Line Items]
Rent payments					2
Mpm Asset Management Llc[Member]
Loss Contingencies [Line Items]
Rent payments					42	42
lease term		The Company entered into a new lease on June 1, 2012. The lease term is from June 1, 2012 to May 31, 2013.	The lease was renewed on January 1, 2012 for a period of twelve months	The term of the lease was from September 1, 2011 through December 31, 2011.
lease renewal period			12 months
Lease termination date		May 31, 2013	May 31, 2012	Dec. 31, 2011
Sublease income			12		21
Monthly payments	6				3
Sale lease back transaction date					2011-01-01
Required prior written notice days before termination					30 days
Mpm Asset Management Llc[Member] | Monthly [Member]
Loss Contingencies [Line Items]
Rent payments		$ 7	$ 9	$ 9